Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 0	$ 0
General partners' capital account, units issued	640,278	615,117
General partners' capital account, units outstanding	640,278	615,117
Common Units [Member]
Limited partners' capital account, units issued	33,708,541	32,694,094
Limited partners' capital account, units outstanding	33,708,541	32,694,094
Class B Units
Limited partners' capital account, units issued	588,945	0
Limited partners' capital account, units outstanding	588,945	0